Stockholders’ Equity - Schedule of Warrants Outstanding (Details)	Dec. 31, 2024 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	3,568,916
Exercisable, number of warrants	3,568,916
2021 Consultant Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	1,000,000
Outstanding, ex price of warrants (in Dollars per share) | $ / shares	$ 1
Exercisable, number of warrants	1,000,000
Exercisable, ex price of warrants (in Dollars per share) | $ / shares	$ 1
IPO Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	172,500
Outstanding, ex price of warrants (in Dollars per share) | $ / shares	$ 6.6
Exercisable, number of warrants	172,500
Exercisable, ex price of warrants (in Dollars per share) | $ / shares	$ 6.6
PIPE Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	1,886,793
Outstanding, ex price of warrants (in Dollars per share) | $ / shares	$ 2.9
Exercisable, number of warrants	1,886,793
Exercisable, ex price of warrants (in Dollars per share) | $ / shares	$ 2.9
Placement Agent Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	339,623
Outstanding, ex price of warrants (in Dollars per share) | $ / shares	$ 2.92
Exercisable, number of warrants	339,623
Exercisable, ex price of warrants (in Dollars per share) | $ / shares	$ 2.92
2023 Consultant Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	170,000
Outstanding, ex price of warrants (in Dollars per share) | $ / shares	$ 3
Exercisable, number of warrants	170,000
Exercisable, ex price of warrants (in Dollars per share) | $ / shares	$ 3